BISHOP STREET FUNDS

                                   EQUITY FUND
                              STRATEGIC GROWTH FUND
                             TAX MANAGED EQUITY FUND
                             HIGH GRADE INCOME FUND
                           HAWAII MUNICIPAL BOND FUND
                                MONEY MARKET FUND
                           TREASURY MONEY MARKET FUND

                           INSTITUTIONAL CLASS SHARES
                                 CLASS A SHARES

                       SUPPLEMENT DATED NOVEMBER 21, 2003
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2003

This Supplement refers to the Institutional Class Shares and Class A Shares of the Bishop Street Equity Fund, Bishop Street Strategic Growth Fund, Bishop Street Tax Managed Equity Fund, Bishop Street High Grade Income Fund, Bishop Street Hawaii Municipal Bond Fund, Bishop Street Money Market Fund and Bishop Street Treasury Money Market Fund (the "Funds") and provides new and additional information beyond that contained in the Statement of Additional Information. This Supplement should be read in conjunction with the Statement of Additional Information.

The charts that relate to Money Market Funds and Non-Money Market Funds in the section entitled "Fund Investments & Practices" are hereby amended to reflect that the maximum percentage permissible for each Fund to lend its securities is 33 1/3% of each Fund's total assets.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 BSF-SU-003-0100